CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Common shares [Member]	Treasury stock [Member]	Additional Paid-in Capital [Member]	Retained earnings (accumulated deficit) [Member]	Accumulated other comprehensive income [Member]	Equity (Deficit) attributable to ReneSola Ltd [Member]
Balance at Dec. 31, 2014	$ 135,156,319	$ 476,765,888	$ 0	$ 7,512,174	$ (430,201,775)	$ 81,080,032	$ 135,156,319
Balance (in shares) at Dec. 31, 2014		204,846,064
Increase (Decrease) in Stockholders' Equity
Net income/(loss)	(5,075,122)	$ 0	0	0	(5,075,122)	0	(5,075,122)
Release of translation difference due to disposal of discontinued operation	0
Other comprehensive loss, net of tax	(19,503,275)	0	0	0	0	(19,503,275)	(19,503,275)
Share-based compensation	1,527,494	0	0	1,527,494	0	0	1,527,494
Share exercised by employee	640,680	$ 2,010,998	0	(1,370,318)	0	0	640,680
Share exercised by employee (in shares)		100,000
Repurchase of common shares	(812,184)	$ 0	$ (812,184)	0	0	0	(812,184)
Repurchase of common shares (in shares)		0	1,614,776
Cancellation of shares	0	$ (812,184)	$ 812,184	0	0	0	0
Cancellation of shares (in shares)		(1,614,776)	(1,614,776)
Balance at Dec. 31, 2015	111,933,912	$ 477,964,702	$ 0	7,669,350	(435,276,897)	61,576,757	111,933,912
Balance (in shares) at Dec. 31, 2015		203,331,288
Increase (Decrease) in Stockholders' Equity
Net income/(loss)	(34,698,251)	$ 0	0	0	(34,698,251)	0	(34,698,251)
Release of translation difference due to disposal of discontinued operation	0
Other comprehensive loss, net of tax	(10,343,509)	0	0	0	0	(10,343,509)	(10,343,509)
Share-based compensation	746,980	0	0	746,980	0	0	746,980
Share exercised by employee	0	$ 187,000	0	(187,000)	0	0	0
Share exercised by employee (in shares)		500,000
Repurchase of common shares	(1,493,352)	$ 0	$ (1,493,352)	0	0	0	(1,493,352)
Repurchase of common shares (in shares)		0	2,804,286
Cancellation of shares	0	$ (980,215)	$ 980,215	0	0	0	0
Cancellation of shares (in shares)		(1,352,586)	(1,352,586)
Balance at Dec. 31, 2016	66,145,780	$ 477,171,487	$ (513,137)	8,229,330	(469,975,148)	51,233,248	66,145,780
Balance (in shares) at Dec. 31, 2016		202,478,702	1,451,700
Increase (Decrease) in Stockholders' Equity
Net income/(loss)	34,457,538	$ 0	$ 0	0	34,457,538	0	34,457,538
Release of translation difference due to disposal of discontinued operation	(64,984,682)	0	0	0	0	(64,984,682)	(64,984,682)
Other comprehensive loss, net of tax	(53,471,466)	0	0	0	0	11,513,216	11,513,216
Issuance of ordinary shares in conjunction with disposal of discontinued operations	$ 42,480,000	$ 42,480,000	$ 0	0	0	0	42,480,000
Issuance of ordinary shares in conjunction with disposal of discontinued operations (in shares)	180,000,000	180,000,000	0
Share-based compensation	$ 870,618	$ 0	$ 0	870,618	0	0	870,618
Share exercised by employee	0	$ 87,500	0	(87,500)	0	0	0
Share exercised by employee (in shares)		0
Cancellation of shares	$ 0	$ (513,137)	$ 513,137	0	0	0	0
Cancellation of shares (in shares)	(1,451,700)	(1,451,700)	(1,451,700)
Balance at Dec. 31, 2017	$ 90,482,470	$ 519,225,850	$ 0	$ 9,012,448	$ (435,517,610)	$ (2,238,218)	$ 90,482,470
Balance (in shares) at Dec. 31, 2017		381,027,002